UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-03074

(Investment Company Act file number)

Northeast Investors Growth Fund

(Exact name of registrant as specified in charter)

100 High Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

(617) 523-3588

(Registrant’s telephone number, including area code)

Robert Kane

100 High Street

Boston, MA 02110

(Name and address of agent for service)

December 31

Date of fiscal year end

January 1, 2014 - December 31, 2014

Date of reporting period

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 - Reports to Stockholders

Northeast
Investors Growth Fund

ANNUAL REPORT
DECEMBER 31, 2014

Northeast Investors Growth Fund	Shareholder Letter

Dear Fellow Shareholders:

The year 2014 marked the sixth consecutive year of positive returns for the broad U.S. equity markets. The United States continued to be the bright spot – with improving trends in labor figures, consumer sentiment and federal debt levels contributing to the strongest equity market returns among major developed economy peers. The Federal Reserve officially ended its final round of Quantitative Easing in October, thereby signaling its renewed confidence in our country’s resurgent ability to stand on its own. As mentioned in our prior semi-annual shareholder letter, the Northeast Investors Growth Fund suffered a deep setback in March and April from a rotation out of pricey internet and biotech stocks and into more defensive names. However, the Fund largely tracked the benchmark S&P 500 for the final eight months of the year.

The Fund had a strong third quarter of 2014 – outperforming the benchmark in all three months. Beginning June 30th, we saw a surging U.S. dollar as well as steadily falling global oil prices. While these two trends were net positives for our economy, certain names in our portfolio took a hit. Large, multinational companies saw their exports become more expensive and their overseas sales decelerate. Energy firms faced the decision to either curb production or accept lower prices. The Fund benefited from being underweight in the energy sector relative to its benchmark. However, Pioneer Natural Resources was a major detractor in this space and other indirect energy-related names like Trinity Industries and U.S. Silica Holdings also suffered major pullbacks.

U.S. markets saw a near ten percent correction early in the fourth quarter on a combination of Ebola, ISIS, and European growth fears simultaneously coming to the forefront. Unlike the March/April market drawdown, the Fund tracked the S&P 500 throughout the market’s drop and its subsequent return to the top a few weeks later. Though the market was off slightly in December to close the year, the benchmark return for the fourth quarter was a strong +4.9% compared to +3.5% for the Fund. With virtually all of the Fund’s comparative deficit occurring in the last few weeks of the first quarter, the Fund returned +5.5% in 2014 vs. +13.7% for the benchmark S&P 500.

Performance for the Fund was led on the upside by Facebook, Union Pacific, CVS Health, Magna International and Celgene. The biggest detractors for the Fund were Yandex, Twitter, Yelp, AthenaHealth and Amazon. Notable additions in the second half of the year that provided positive outsized returns were NXP Semiconductor, Bristol Myers Squibb and Costco. NXP is in the lead position in near-field communication applications such as Apple Pay and keyless entry/exit for automobiles while also seeing surging demand for its chip and pin technology in bank cards across the globe. Bristol Myers maintains first-mover advantage in the growing immuno-oncology field and Costco’s exclusive membership warehouses offer a quality and value proposition to its loyal and growing customer base.

We welcome and encourage you to contact us with any questions, concerns or comments. Please call us directly at 617-523-3588 or visit our website, www.northeastinvestorsgrowthfund.com, where you can view the Fund’s closing price, composition, and historical performance. If you follow your investments online, the ticker symbol for the Fund is NTHFX. Our lines of communication are always open to our most important partners – you our fellow shareholders. We continue to appreciate your support.

William A. Oates, Jr.

February, 2015

Annual Report | December 31, 2014	1

Northeast Investors Growth Fund	Portfolio Update
December 31, 2014 (Unaudited)

Average Annual Total Return (For the Period Ended December 31, 2014)

	1 Year	5 Year	10 Year	Expense Ratio

Northeast Investors Growth Fund	5.47%	9.91%	5.29%	1.23%*
S&P 500® Total Return Index	13.69%	15.45%	7.67%

*	As stated in the Fund’s most recent prospectus.

Performance Graph

The following graph compares the cumulative total shareholder return on the Northeast Investors Growth Fund shares to the cumulative total return on the S&P 500® Total Return Index, assuming an investment of $10,000 in both at their closing prices on December 31, 2004 and reinvestment of dividends and capital gains. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Keep in mind that past performance does not guarantee future returns, and an investment in the Fund is not guaranteed. For management’s discussion of the Fund’s performance for the year ended December 31, 2014, including strategies and market conditions which influenced such performance, see the Shareholder Letter.

	2005	2006	2007	2008	2009	2010	2011	2012	2013	2014

Northeast Investors Growth Fund	$11,138	$12,167	$13,858	$8,092	$10,442	$12,152	$11,200	$12,590	$15,878	$16,746
S&P 500® Total Return Index	$10,491	$12,148	$12,816	$8,074	$10,211	$11,749	$11,997	$13,917	$18,425	$20,947

2	www.northeastinvestorsgrowthfund.com

Northeast Investors Growth Fund	Portfolio Update
December 31, 2014 (Unaudited)

Returns and Per Share Data

	2005	2006	2007	2008	2009	2010	2011	2012	2013	2014

Net Asset Value	18.40	20.10	20.19	11.74	15.15	17.60	16.22	16.67	17.26	16.58
Dividend Dist.	0.00	0.00	0.04	0.05	0.00	0.03	0.00	0.10	0.08	0.00
Capital Gains Dist.	0.00	0.00	2.60	0.00	0.00	0.00	0.00	1.47	3.60	1.64
Northeast Investors Growth Fund Return (%)	11.38%	9.24%	13.90%	-41.61%	29.05%	16.38%	-7.84%	12.42%	26.11%	5.47%
S&P 500® Return (%)	4.91%	15.79%	5.49%	-37.00%	26.46%	15.06%	2.11%	16.00%	32.39%	13.69%

Annual Report | December 31, 2014	3

Northeast Investors Growth Fund	Portfolio Update
December 31, 2014 (Unaudited)

Ten Largest Investment Holdings

	Market Value	Percent of Net Assets

Union Pacific Corp.	$3,883,638	5.89%
Apple, Inc.	3,230,823	4.90%
Facebook, Inc., Class A	3,114,948	4.72%
Honeywell International, Inc.	3,107,512	4.71%
Walt Disney Co.	2,700,898	4.09%
Visa, Inc., Class A	2,674,440	4.05%
Manhattan Associates, Inc.	2,654,944	4.02%
CVS Health Corp.	2,571,477	3.90%
Magna International, Inc.	2,559,650	3.88%
Akamai Technologies, Inc.	2,398,776	3.64%

Summary of Sector Weightings as a Percentage of Net Assets

Percent of Net Assets

Consumer, Non-Cyclical	21.80%
Consumer, Cyclical	19.85%
Technology	14.92%
Communications	13.66%
Industrial	13.48%
Financial	12.43%
Energy	3.00%
Other Assets in Excess of Liabilities	0.86%
Total	100.00%

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Northeast Investors Growth Fund	Portfolio Update
December 31, 2014 (Unaudited)

Summary of Net Assets by Industry

	Market Value	% of Net Assets

Common Stocks
Internet	$6,311,042	9.57%
Pharmaceuticals	6,023,158	9.13%
Computers	5,885,767	8.92%
Biotechnology	4,745,024	7.19%
Apparel	4,725,260	7.17%
Retail	4,588,782	6.95%
Transportation	3,883,638	5.89%
Banks	3,362,640	5.10%
Electronics	3,107,512	4.71%
Media	2,700,898	4.09%
Diversified Financial Services	2,674,440	4.05%
Auto Parts & Equipment	2,559,650	3.88%
Software	2,398,776	3.64%
Food	2,039,649	3.09%
Oil & Gas	1,979,534	3.00%
Insurance	1,621,620	2.46%
Semiconductors	1,558,560	2.36%
Aerospace/Defense	1,357,000	2.06%
Auto Manufacturers	1,223,255	1.85%
Household Products/Wares	1,042,100	1.58%
Real Estate Investment Trusts	543,675	0.82%
Miscellaneous Manufacturing	542,256	0.82%
Cosmetics/Personal Care	537,431	0.81%
Total Common Stocks	65,411,667	99.14%

Other Assets in Excess of Liabilities	569,383	0.86%

Total Net Assets	65,981,050	100.00%

Annual Report | December 31, 2014	5

Northeast Investors Growth Fund	Disclosure of Fund Expenses
December 31, 2014 (Unaudited)

As a shareholder of the Northeast Investors Growth Fund (the “Fund”), you will incur ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2014 and held until December 31, 2014.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Net	Beginning	Ending
	Expense	Account Value	Account Value	Expenses Paid
	Ratios	July 1, 2014	December 31, 2014	During Period(a)

Northeast Investors Growth Fund
Actual Return	1.26%	$ 1,000.00	$ 1,055.30	$ 6.53
Hypothetical Return (5% return before expenses)	1.26%	$ 1,000.00	$ 1,018.85	$ 6.41

(a)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), divided by 365.

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Northeast Investors Growth Fund	Schedule of Investments
December 31, 2014

Description	Shares	$ Value

COMMON STOCKS - 99.14%

Communications - 13.66%

Internet - 9.57%
Alibaba Group Holding Ltd., ADR(a)	10,200	$1,060,188
Facebook, Inc., Class A(a)	39,925	3,114,948
Google, Inc., Class A(a)	4,025	2,135,906

		6,311,042

Media - 4.09%
Walt Disney Co.	28,675	2,700,898

Total Communications		9,011,940

Consumer, Cyclical - 19.85%

Apparel - 7.17%
NIKE, Inc., Class B	14,200	1,365,330
Under Armour, Inc., Class A(a)	19,700	1,337,630
VF Corp.	27,000	2,022,300

		4,725,260

Auto Manufacturers - 1.85%
Tesla Motors, Inc.(a)	5,500	1,223,255

Auto Parts & Equipment - 3.88%
Magna International, Inc.	23,550	2,559,650

Retail - 6.95%
Costco Wholesale Corp.	10,300	1,460,025
CVS Health Corp.	26,700	2,571,477
Lowe’s Cos., Inc.	8,100	557,280

		4,588,782

Total Consumer, Cyclical		13,096,947

Consumer, Non-Cyclical - 21.80%

Biotechnology - 7.19%
Celgene Corp.(a)	21,100	2,360,246
Gilead Sciences, Inc.(a)	25,300	2,384,778

		4,745,024

Cosmetics/Personal Care - 0.81%
Procter & Gamble Co.	5,900	537,431

See accompanying notes which are an integral part of these financial statements.
Annual Report | December 31, 2014	7

Northeast Investors Growth Fund	Schedule of Investments
December 31, 2014

Description	Shares	$ Value

Consumer, Non-Cyclical - 21.80% (continued)
Food - 3.09%
Mondelez International, Inc., Class A	56,150	$2,039,649

Household Products/Wares - 1.58%
Clorox Co.	10,000	1,042,100

Pharmaceuticals - 9.13%
Bristol-Myers Squibb Co.	19,700	1,162,891
Johnson & Johnson	16,840	1,760,959
Novartis AG, ADR	11,800	1,093,388
Perrigo Co. PLC	12,000	2,005,920

		6,023,158

Total Consumer, Non-Cyclical		14,387,362

Energy - 3.00%

Oil & Gas - 3.00%
Exxon Mobil Corp.	10,600	979,970
Occidental Petroleum Corp.	12,400	999,564

		1,979,534

Total Energy		1,979,534

Financial - 12.43%

Banks - 5.10%
Goldman Sachs Group, Inc.	9,500	1,841,385
Wells Fargo & Co.	27,750	1,521,255

		3,362,640

Diversified Financial Services - 4.05%
Visa, Inc., Class A	10,200	2,674,440

Insurance - 2.46%
Berkshire Hathaway, Inc., Class B(a)	10,800	1,621,620

Real Estate Investment Trusts - 0.82%
American Tower Corp.	5,500	543,675

Total Financial		8,202,375

See accompanying notes which are an integral part of these financial statements.
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Northeast Investors Growth Fund	Schedule of Investments
December 31, 2014

Description	Shares	$ Value

Industrial - 13.48%

Aerospace/Defense - 2.06%
United Technologies Corp.	11,800	$1,357,000

Electronics - 4.71%
Honeywell International, Inc.	31,100	3,107,512

Miscellaneous Manufacturing - 0.82%
3M Co.	3,300	542,256

Transportation - 5.89%
Union Pacific Corp.	32,600	3,883,638

Total Industrial		8,890,406

Technology - 14.92%

Computers - 8.92%
Apple, Inc.	29,270	3,230,823
Manhattan Associates, Inc.(a)	65,200	2,654,944

		5,885,767

Semiconductors - 2.36%
NXP Semiconductors N.V.(a)	20,400	1,558,560

Software - 3.64%
Akamai Technologies, Inc.(a)	38,100	2,398,776

Total Technology		9,843,103

Total Common Stocks (Cost $ 47,937,768)		65,411,667

Total Investments - 99.14% (Cost $ 47,937,768)		65,411,667

Other Assets in Excess of Liabilities - 0.86%		569,383

Total Net Assets - 100.00%		$65,981,050

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.

See accompanying notes which are an integral part of these financial statements.
Annual Report | December 31, 2014	9

Northeast Investors Growth Fund	Schedule of Investments
December 31, 2014

Common Abbreviations:

(ADR) American Depositary Receipt.

(AG) Aktiengesellschaft is a German Term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

(Ltd.) Limited.

(N.V.) Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

(PLC) Public Limited Company.

See accompanying notes which are an integral part of these financial statements.
10	www.northeastinvestorsgrowthfund.com

Northeast Investors Growth Fund	Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Investments, at market value (Cost $47,937,768)	$65,411,667
Cash	634,519
Dividends receivable	68,964
Other assets	15,105

Total Assets	66,130,255

LIABILITIES:
Accrued audit and tax expense	47,378
Accrued investment advisory fee	36,838
Accrued insurance	12,520
Accrued printing fees	10,813
Payable for shares redeemed	10,010
Accrued legal fees	8,819
Accrued administration fees	8,423
Accrued other expenses	14,404

Total Liabilities	149,205

NET ASSETS	$65,981,050

NET ASSETS CONSISTS OF:
Paid-in capital	$48,534,288
Accumulated net realized loss	(27,137)
Net unrealized appreciation on investments	17,473,899

NET ASSETS	$65,981,050

Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	3,981,585
Net Asset Value, offering and redemption price per share	$16.58

See accompanying notes which are an integral part of these financial statements.
Annual Report | December 31, 2014	11

Northeast Investors Growth Fund	Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends, (net of foreign withholding taxes of $8,845)	$642,814
Other Income	16,106

Total Investment Income	658,920

EXPENSES:
Investment advisory fee (Note D)	446,023
Administrative fees (Note C)	98,641
Transfer agent fees (Note C)	96,649
Audit and tax fees	48,036
Legal fees	34,380
Registration and filing fees	31,942
Insurance	30,100
Trustee fees	29,922
Printing fees	22,848
Custodian fees	10,583
Miscellaneous fees	13,058

Total Expenses	862,182

Net Investment Loss	(203,262)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investment transactions	5,751,819
Net change in unrealized depreciation on investments	(2,173,381)

Net Gain on Investments	3,578,438

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,375,176

See accompanying notes which are an integral part of these financial statements.
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Northeast Investors Growth Fund	Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2014	December 31, 2013

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$(203,262)	$165,023
Net realized gain on investment transactions	5,751,819	14,905,010
Net change in unrealized appreciation (depreciation) on investments	(2,173,381)	2,267,102

Net Increase in Net Assets Resulting from Operations	3,375,176	17,337,135

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(298,442)
From net realized gains on investments	(6,039,228)	(13,455,146)

Net Decrease in Net Assets from Distributions	(6,039,228)	(13,753,588)

FUND SHARE TRANSACTIONS:
Proceeds from sale of shares	608,934	829,656
Reinvestment of distributions	5,439,311	12,082,964
Cost of shares redeemed	(13,457,354)	(13,457,555)

Net Decrease in Net Assets from Fund Share Transactions	(7,409,109)	(544,935)

Net Increase / (Decrease) in Net Assets	(10,073,161)	3,038,612

NET ASSETS:
Beginning of year	76,054,211	73,015,599

End of year*	$65,981,050	$76,054,211

*Includes accumulated undistributed net investment income:	$–	$–

See accompanying notes which are an integral part of these financial statements.
Annual Report | December 31, 2014	13

Northeast Investors Growth Fund

NET ASSET VALUE, BEGINNING OF YEAR
INVESTMENT OPERATIONS:
Net investment income/(loss)(a)
Net realized and unrealized gain/(loss) on investments
Total from Investment Operations

LESS DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
From net realized gains
Total Distributions

NET ASSET VALUE, END OF YEAR

TOTAL RETURN(b)

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year (in 000s)
Ratio to average daily net assets:
Expenses
Net investment income/(loss)
PORTFOLIO TURNOVER RATE

(a)	Average share method used to calculate per share data.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

See accompanying notes which are an integral part of these financial statements.
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Financial Highlights
For a share outstanding through the years presented

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31,	December 31,	December 31,	December 31,	December 31,
2014	2013	2012	2011	2010

$17.26	$16.67	$16.22	$17.60	$15.15

(0.05)	0.04	0.08	0.02	0.01
1.01	4.23	1.94	(1.40)	2.47

0.96	4.27	2.02	(1.38)	2.48

–	(0.08)	(0.10)	–	(0.03)
(1.64)	(3.60)	(1.47)	–	–

(1.64)	(3.68)	(1.57)	–	(0.03)

$16.58	$17.26	$16.67	$16.22	$17.60

5.47%	26.11%	12.42%	-7.84%	16.38%

$65,981	$76,054	$73,016	$76,191	$93,264

1.25%	1.23%	1.38%	1.40%	1.39%
(0.29)%	0.22%	0.44%	0.14%	0.03%
58%	82%	36%	49%	15%

Annual Report | December 31, 2014	15

Northeast Investors Growth Fund	Notes to Financial Statements
December 31, 2014

NOTE A–ORGANIZATION

Northeast Investors Growth Fund (the “Fund”) is a diversified, no-load, open-end, series-type management investment company registered under the Investment Company Act of 1940, as amended. The Fund presently consists of one portfolio and is organized as a Massachusetts business trust.

The Fund’s objective is to produce long-term capital appreciation for its shareholders. The Fund maintains a flexible investment policy which primarily targets common stocks of large domestic companies. The Fund emphasizes well-known companies which it believes to have strong management, solid financial fundamentals and which are established leaders in their industries. The Fund generally invests in companies with market capitalizations in excess of $10 billion.

NOTE B–SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company for financial reporting purposes under accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies of the Fund, which are in conformity with U.S. GAAP are as follows:

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges or last sales price. Securities traded in the over-the-counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Other short-term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value.

Securities and other assets for which market quotations are not readily available or are deemed unreliable (including restricted securities, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies and factors used to determine fair value of securities may include, but are not limited to, contractual restrictions, information of any recent sales, the analysis of the company’s financial statements, quotations or evaluated prices from broker-dealers and/or pricing services and information obtained from analysts. The Fund may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Fund prices its portfolio, generally at 4:00 p.m. EST. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. At December 31, 2014, there were no securities priced at fair value as determined in good faith.

Investment Transactions: Investment transactions are accounted for as of trade date. Realized gains and losses on investment transactions are determined on the identified cost basis.

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Northeast Investors Growth Fund	Notes to Financial Statements
December 31, 2014

Investment Income: Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date, net of applicable withholding taxes.

Federal Income Taxes: No provision for federal income taxes is necessary since the Fund has elected to qualify under subchapter M of the Internal Revenue Code of 1986, as amended, and its policy is to distribute substantially all of its taxable income, including net realized capital gains, within the prescribed time periods.

As of and during the year ended December 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognized interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for tax years 2011 through 2014.

Dividends and Distributions to Shareholders: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital. The Fund’s distributions and dividend income are recorded on the ex-dividend date.

Indemnification: In the normal course of business, the Fund may enter into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Concentration of Credit Risk: The Fund places its cash with one banking institution, which is insured by Federal Deposit Insurance Corporation (FDIC). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Subsequent Events: In accordance with U.S. GAAP, management has evaluated subsequent events through the date these financial statements were issued. All subsequent events determined to be relevant and material to these financial statements as a whole have been accordingly disclosed.

NOTE C–FUND ADMINISTRATION, ACCOUNTING, TRANSFER AGENCY, SHAREHOLDER SERVICING AND OTHER AGREEMENTS

ALPS Fund Services, Inc. (“ALPS”) serves as Fund administrator for which it is compensated by the Fund. ALPS also serves as fund accountant, transfer agent and shareholder servicing agent. ALPS carries out all functions related to the maintenance of shareholder accounts, acquisition and redemption of shares and mailings to shareholders. ALPS also determines the Fund’s Net Asset Value.

Union Bank serves as custodian of portfolio securities and other assets.

Annual Report | December 31, 2014	17

Northeast Investors Growth Fund	Notes to Financial Statements
December 31, 2014

NOTE D–INVESTMENT ADVISORY AND SERVICE CONTRACT

Northeast Management & Research Company, Inc. (“NMR”) provides the Fund with the services of a Chief Compliance Officer and anti-money laundering officer. The Fund has an investment advisory and service contract with NMR (the “Advisor”). Under the contract, the Fund pays the Advisor an annual fee at a maximum rate of 1.00% of the first $10,000,000 of the Fund’s average daily net assets, 3/4 of 1.00% of the next $20,000,000 and 1/2 of 1.00% of the average daily net assets in excess of $30,000,000, in monthly installments on the basis of the average daily net assets during the month preceding payment.

Under the Fund’s Investment Advisory Agreement (the “Agreement”), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund’s organization. Compensation to officers of the Fund or Advisor for services rendered to the Fund or to the Advisor are paid by the Advisor. Messrs. John C. Emery, Michael Baldwin, and F. Washington Jarvis, the Fund’s disinterested Trustees, are not officers or directors of the Advisor. The compensation of all disinterested Trustees of the Fund is borne by the Fund.

NOTE E–PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments, other than short-term securities, aggregated $40,032,995 and $53,270,434, respectively, for the year December 31, 2014.

NOTE F–FUND SHARE TRANSACTIONS

Transactions in shares of beneficial interest for the years ended were as follows:

	12/31/2014	12/31/2013

Shares sold	36,045	46,216
Shares reinvested	325,122	715,816
Shares redeemed	(787,376)	(734,696)

Net increase/(decrease) in shares outstanding	(426,209)	27,336

NOTE G–TAX BASIS INFORMATION

For the year ended December 31, 2014, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character:

Paid-in Capital	$900,630
Accumulated Net Investment Income	203,262
Accumulated Net Realized Loss on Investments	(1,103,892)

Included in the amounts reclassified was a net operating loss offset to Paid-in Capital of $203,262.

18	www.northeastinvestorsgrowthfund.com

Northeast Investors Growth Fund	Notes to Financial Statements
December 31, 2014

The tax character of distributions paid for the years ended December 31, 2014 and December 31, 2013 were as follows:

Distributions Paid From:	2014	2013

Ordinary Income	$–	$377,970
Long Term Capital Gains	6,039,228	13,375,618

Total	$6,039,228	$13,753,588

As of December 31, 2014 the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss on investments	$(27,137)
Net unrealized appreciation on investments	17,473,899

Total accumulated earnings - net	$17,446,762

At December 31, 2014 the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Cost of investments for income tax purposes	$47,937,768

Aggregate gross appreciation	$17,721,135
Aggregate gross depreciation	(247,236)

Net unrealized appreciation	$17,473,899

The Fund elects to defer to the fiscal year ending December 31, 2015, capital losses recognized during the period from November 1, 2014 to December 31, 2014 in the amount of $27,137.

NOTE H–FAIR VALUE MEASUREMENTS

Accounting Standards Codification 820 (“ASC 820”), “Fair Value Measurements and Disclosures” established a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The various inputs that may be used to determine the value of the Fund’s investments are summarized in the following fair value hierarchy:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 -

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 -

Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to

Annual Report | December 31, 2014	19

Northeast Investors Growth Fund	Notes to Financial Statements
December 31, 2014

the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the year ended December 31, 2014, maximized the use of observable inputs and minimized the use of unobservable inputs.

The following table summarizes the Fund’s investments as of December 31, 2014, based on the inputs used to value them.

	Level 1	Level 2	Level 3	Total

Common Stocks	$65,411,667	$–	$–	$65,411,667

TOTAL	$65,411,667	$–	$–	$65,411,667

For the year ended December 31, 2014, there have been no significant changes to the Fund’s fair value methodologies. Additionally, there were no transfers into or out of assigned levels during the year ended December 31, 2014. It is the Fund’s policy to recognize transfers at the end of the reporting period.

For the year ended December 31, 2014, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value.

20	www.northeastinvestorsgrowthfund.com

Northeast Investors Growth Fund	Report of Independent Registered Public Accounting Firm

Board of Trustees and Shareholders

Northeast Investors Growth Fund

We have audited the accompanying statement of assets and liabilities of Northeast Investors Growth Fund (a Massachusetts trust) (the “Fund”), including the schedule of investments, as of December 31, 2014, and the related statements of operations for the year then ended, changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights for each of the two years in the period ended December 31, 2011, were audited by other auditors. Those auditors expressed an unqualified opinion on those financial highlights in their report date February 27, 2012.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Northeast Investors Growth Fund as of December 31, 2014, and the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts

February 26, 2015

Annual Report | December 31, 2014	21

Northeast Investors Growth Fund	Additional Information
December 31, 2014 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-855-755-6344, on the Fund’s website at www.northeastinvestorsgrowthfund.com or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge upon request by calling toll-free 1-855-755-6344, or on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Fund files a complete listing of portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request by calling 1-855-755-6344. Furthermore, you may obtain a copy of the filing on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3. TAX INFORMATION (UNAUDITED)

The Fund designates the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2014:

Fund	Dividends Received Deduction	Qualified Dividend Income

Northeast Investors Growth Fund	0.00%	0.00%

The Fund will notify shareholders in early 2015 of amounts paid to them by the Fund, if any, during the calendar year 2014.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, Northeast Investors Growth Fund designated $6,039,228 as long-term capital gain dividends.

22	www.northeastinvestorsgrowthfund.com

Northeast Investors Growth Fund	Trustees & Officers
December 31, 2014 (Unaudited)

The Trustees of the Fund are William A. Oates Jr., John C. Emery, Michael Baldwin, and F. Washington Jarvis. Under Massachusetts law, the Trustees are generally responsible for overseeing the operation and management of the Fund. The table below provides certain information about the Fund’s Trustees and Officers. The mailing address for the Trustees and Officers of the Fund is 100 High Street, Suite 1000, Boston, MA 02110-2301.

Principal Occupation(s) and Other
Name/Age/Service*	Position	Directorships During the Past Five Years
Interested Trustees*** and Fund Officers
William A. Oates, Jr.** Age: 72 Years of Service: 34	Trustee and President	Trustee and President of Northeast Investors Growth Fund; President and Director of Northeast Investment Management, Inc.; President and Director of Northeast Management & Research Co., Inc.
Robert B. Minturn Age: 75 Years of Service: 34	Clerk; Vice President; Chief Legal Officer	Officer of Northeast Investors Growth Fund; Officer of Northeast Investors Trust, Director and Officer of Northeast Investment Management, Inc.
John F. Francini, Jr Age: 46 Years of Service: 7	Chief Financial Officer	Officer of Northeast Investors Growth Fund; Director and Officer of Northeast Investment Management, Inc. and Northeast Management & Research Co., Inc.
Richard G. Manoogian Age: 51 Years of Service: 3	Chief Compliance Officer

Chief Compliance Officer of Northeast Investors Growth Fund; Director and Chief Compliance Officer of Northeast Investment Management, Inc.; Chief Compliance Officer of Northeast Management & Research Co., Inc.

Nancy M. Mulligan Age: 47 Years of Service: 7	Vice President	Officer of Northeast Investors Growth Fund; Director and Officer of Northeast Investment Management, Inc. and Northeast Management & Research Co., Inc.
Robert M. Kane Age: 39 Years of Service: 14	Vice President	Officer of Northeast Investors Growth Fund (Chief Compliance Officer until Feb 2012); Officer of Northeast Investment Management, Inc.

*      The Trustees serve until their resignation or the appointment of a successor and the officers serve at the pleasure of the Trustees.

**    Mr. Oates is an interested Trustee because of his affiliation with the Fund’s investment adviser.

***  None of the Trustees are directors or Trustees of any other affiliated or unaffiliated registered investment companies nor do they hold directorships in other public companies.

Independent Trustees***
Michael Baldwin Age: 74 Years of Service: 15	Trustee	Partner, Baldwin Brothers, Registered Investment Advisor
John C. Emery Age: 84 Years of Service: 34	Trustee	Counsel, Law Firm of Sullivan & Worcester LLP; President of Boston Investment Company
F. Washington Jarvis Age: 75 Years of Service: 11	Trustee	Director, ELM Program, Yale Divinity School; Headmaster Emeritus, Roxbury Latin School

***	None of the Trustees are directors or Trustees of any other affiliated or unaffiliated registered investment companies nor do they hold directorships in other public companies.

Annual Report | December 31, 2014	23

TRUSTEES
William A. Oates, Jr.
Michael Baldwin
John C. Emery
F. Washington Jarvis
OFFICERS
William A. Oates, Jr., President
Robert B. Minturn, Vice President, Clerk & Chief Legal Officer
John F. Francini, Jr., Vice President & Chief Financial Officer
Richard G. Manoogian, Vice President & Chief Compliance Officer
Nancy M. Mulligan, Vice President
Robert M. Kane, Vice President
INVESTMENT ADVISOR
Northeast Management & Research Company, Inc.
100 High Street
Boston, Massachusetts 02110
CUSTODIAN
Union Bank
350 California Street, 6th Floor
San Francisco, CA 94104
LEGAL COUNSEL
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109
TRANSFER AGENT
ALPS Fund Services, Inc.
1290 Broadway Suite 1100
Denver, Colorado 80203
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Grant Thornton LLP
75 State Street
Boston, MA 02109

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Past performance is not predictive of future results. You may lose money by investing in the Fund. The information in this letter should not be construed as a recommendation to purchase or sell a particular security, and there is no assurance the securities described remain part of the Fund’s portfolio today.

Shares of the Fund are sold to investors at net asset value by
Northeast Investors Growth Fund
100 High Street
Boston, Massachusetts 02110
855-755-NEIG (6344) www.northeastinvestorsgrowthfund.com
Must be preceded or accompanied by a prospectus.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. A copy of the code of ethics is filed as an Exhibit to registrant’s Report on this Form N-CSR for its fiscal year ended December 31, 2014. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

Item 3. Audit Committee Financial Expert.

The registrant does not have an Audit Committee Financial Expert. Although the members of the registrant’s Audit Committee have a variety of business and investment experience, none of them has been determined to meet the technical qualifications required in order to meet the definition of an Audit Committee Financial Expert under this Item. The registrant’s trustee who is considered to be an “interested person” as defined in Section 2(a)(19) under the Investment Company of 1940, as amended, does possess such qualifications, but it has been determined that the Audit Committee should consist entirely of independent trustees. The Audit Committee, under its charter, has the ability to retain independent advisers if it deems it necessary or appropriate without the need to seek approval from the management of the Fund.

Item 4. Principal Accountant Fees and Services.

(a)     Audit Fees. The aggregate fees billed for the registrant’s fiscal years ended December 31, 2014 and December 31, 2013 for professional services rendered by the registrant’s principal accountant for audit of its annual financial statements or services that are normally provided by such accountant in connection with statutory and regulatory filings were $40,000, and $40,000 respectively.

(b)     Audit-Related Fees. The aggregate fees billed for the registrant’s fiscal year ended December 31, 2014 and December 31, 2013 for assurance and related services by the registrant’s principal accountant reasonably related to the performance of audit of the registrant’s financial statements and not reported under Paragraph (a) of this Item were $0 and $0 respectively. Such services consisted of a report of the Fund’s transfer agent internal controls pursuant to rule 17AD-13, semi-annual report review and a report on the Fund’s anti-money laundering controls and policies.

(c)     Tax Fees. The aggregate fees billed in the registrant’s fiscal years ended December 31, 2014 and December 31, 2013 for professional services rendered by the registrant’s principal accountant for tax matters were $4,000 and $3,675 respectively. Such services consisted of the preparation of the registrant’s federal income and excise tax returns.

(d)     All Other Fees. During the fiscal years ended December 31, 2014 and 2013 the aggregate fees billed for other services rendered by the registrant’s principal accountant were $0 and $0.

(e)     It is the registrant’s policy that all audit and non-audit services provided by the registrant’s principal accountant be approved in advance by the Audit Committee, and all of the services described in Paragraphs (a) - (d) of this item were so approved.

(f)     The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)     No non-audit services were provided by the registrant’s principal accountant to the registrant’s investment adviser. There is no entity affiliated with registrant’s investment adviser that provides ongoing services to the registrant.

(h)	Not applicable to the registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Reports to Stockholders filed under Item 1 of Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Manager of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made with respect to procedures by which shareholders may recommend nominees for trustee during the covered period.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto Exhibits 99.302(i) CERT.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northeast Investors Growth Fund
By:	/s/ William A. Oates, Jr.
William A. Oates, Jr.
President
(principal executive officer)

Date:	March 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William A. Oates, Jr.
William A. Oates, Jr.
President
(principal executive officer)

Date:	March 9, 2015

By:	/s/ John F. Francini, Jr.
John F. Francini, Jr.
Chief Financial Officer
(principal financial officer)

Date:	March 9, 2015